Business Description (Details) - Common Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	May 10, 2024	Apr. 22, 2024
Business Description [Line Items]
Number of shares issued (in Shares)		1,050,000
Ordinary shares, par value		$ 0.00001
Offering price per share		$ 4
Gross proceeds (in Dollars)		$ 4,200
Consideration received on after dedication (in Dollars)	$ 2,060
Over-Allotment Option [Member]
Business Description [Line Items]
Number of shares issued (in Shares)	157,500
Ordinary shares, par value	$ 0.00001
Offering price per share	$ 4
Gross proceeds (in Dollars)	$ 630